Significant Accounting Policies - Revenue Recognition (Detail) - Customer	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Revenue, Major Customer [Line Items]
Number of largest customers	10
Sales Revenue, Services, Net [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	27.00%	28.00%	30.00%